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                          AMERICAN EAGLE FUNDS, INC.



                   AMERICAN EAGLE CAPITAL APPRECIATION FUND
                          AMERICAN EAGLE TWENTY FUND
                     AMERICAN EAGLE LARGE-CAP GROWTH FUND




                               SEMI-ANNUAL REPORT




                                 JUNE 30, 2002

                 (This page has been left blank intentionally.)

LETTER TO SHAREHOLDERS


DEAR SHAREHOLDER,

The first six months of 2002 was one of the worst periods in market history. Bearish sentiment, in recent months, exceeded that of post September 11, 2001. In contrast to the euphoria of three years ago, close to one-half of the NASDAQ composite stocks were trading below $5 per share and nearly one out of seven were selling at less than $1 per share. Executive greed, corporate fraud, and fears of a double dip recession all contributed to the pessimistic atmosphere. The result was record mutual fund redemptions, margin calls, extreme investor anxiety, and significant price volatility.

Given the environment described in the above paragraph, growth stocks continued to perform erratically as the unique characteristics of this particular economic expansion have yet to become broadly recognized. While we should have maintained our negative posture somewhat longer, the indiscriminate selling of growth stocks has resulted in what we believe to be some of the most attractive valuations for real growth issues in the past five years. With an exception or two, earning reports and forecasts of future growth have generally been in line with our expectations.

In our view, the companies that we have been purchasing are solid businesses with attractive growth prospects; we are convinced that the markets will reward these companies in a reasonable time frame. We recognize the magnitude of the shift in sentiment that has occurred over the past two years-a shift which has resulted in an environment where growth stocks were, in our opinion, overpriced, to one where they are trading at bargain levels. We are expecting and awaiting a reversal in these trends.

The Funds' portfolios as they exist today consist mainly of companies that are leaders in their respective industries. We believe these businesses, despite the sluggish economic environment, are solid and the growth prospects are attractive. Values are extremely compelling, and we believe that prices will be higher in the future.

While we are disappointed with the performance of growth stocks over the past year, and with our inability to provide greater downside protection, we remain confident in our abilities and proud of our longer-term accomplishments as all of the American Eagle Funds continue to compare favorably relative to their benchmarks and peer groups over the longer time horizons.(1)

For the one-year periods ended June 30, 2002, as well as over the life of each Fund, American Eagle Funds have captured the following average annual total returns. For your convenience we have also included the total return of each Fund's primary benchmark index and total return of its peer-group composite of mutual funds. Each Fund's past performance is not necessarily an indication of how the Fund will perform in the future, and the performance information does not reflect the deduction of taxes that would be paid on fund distributions or the redemptions of fund shares.


AMERICAN EAGLE CAPITAL APPRECIATION FUND

The American Eagle Capital Appreciation Fund seeks long-term capital appreciation by utilizing an aggressive, yet flexible, investment approach. The Fund maintains a core portfolio of approximately 30 to 50 securities of primarily American growth companies without regard to their size. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect assets against adverse market price changes and in an attempt to generate additional investment returns.

Average Annual Total Returns* for the periods ended June 30, 2002:

                                                SINCE INCEPTION
                                   1-YEAR          12/30/99
                               -------------   ----------------
AMERICAN EAGLE CAPITAL
 APPRECIATION FUND              (46.86%)            ( 3.18%)
Lipper Capital Appreciation
 Fund Index(2)                  (22.89%)            (16.99%)
Russell 1000 Growth Index(3)    (26.49%)            (24.81%)

*Quoted returns assume reinvestment of all distributions. Several factors contributed to the Fund's higher returns in 2000, including its shorter operating history, smaller asset base, and investments in IPOs during a period favorable for IPO investing. There is no assurance that conditions will exist in the future that will have a similar effect on performance.


AMERICAN EAGLE TWENTY FUND

The American Eagle Twenty Fund's investment objective is long-term capital appreciation. The Fund seeks to achieve this objective by investing in a more concentrated portfolio of approximately, but not less than, 20 securities. These securities are selected across several American growth sectors, from companies of all sizes. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect assets against adverse market price changes and in an attempt to generate additional investment returns.

Average Annual Total Returns* for the periods ended June 30, 2002:

                                                SINCE INCEPTION
                                   1-YEAR          12/30/99
                               -------------   ----------------
AMERICAN EAGLE TWENTY FUND      (30.72%)            ( 3.16%)
Lipper Capital Appreciation
 Fund Index(2)                  (22.89%)            (16.99%)
Russell 1000 Growth Index(3)    (26.49%)            (24.81%)

*Quoted returns assume reinvestment of all distributions. Several factors contributed to the Fund's higher returns in 2000, including its shorter operating history, smaller asset base, and investments in IPOs during a period favorable for IPO investing. There is no assurance that conditions will exist in the future that will have a similar effect on performance.

LETTER TO SHAREHOLDERS (concluded)


AMERICAN EAGLE LARGE-CAP GROWTH FUND

The American Eagle Large-Cap Growth Fund's investment objective is long-term capital appreciation. The Fund maintains a core portfolio of approximately 30 to 50 securities of primarily large-cap American growth companies. The Fund may employ leverage, sell securities short, and buy and sell futures and options contracts in an effort to protect assets against adverse market price changes and in an attempt to generate additional investment returns.

Average Annual Total Returns* for the periods ended June 30, 2002:

                                                SINCE INCEPTION
                                   1-YEAR          12/29/00
                               -------------   ----------------
AMERICAN EAGLE LARGE-CAP
 GROWTH FUND                    (33.05%)            (26.14%)
Lipper Large Cap Growth
 Fund Index(4)                  (24.91%)            (26.85%)
Russell 1000 Growth Index3      (26.49%)            (26.40%)

*Quoted returns assume reinvestment of all distributions.

The pages that follow contain important information regarding the performance of each Fund for the semi-annual period ending June 30, 2002, and you should review the information that relates to your Fund.

Thank you for investing in the American Eagle Funds.

Sincerely,

/s/ James R. Jundt

James R. Jundt
Chairman


(1)Investing in futures and options contracts, among other strategies employed by the Funds involve additional risks that are described in the Funds's prospectus.
(2)The Lipper Capital Appreciation Fund Index measures the composite performance of the 30 largest "capital appreciation" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Capital Appreciation Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.
(3)The Russell 1000 Growth Index measures performance of those Russell 1000 companies (the 1,000 largest U.S. companies based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Growth Index is not an actual investment and does not reflect the deduction of expenses that mutual fund investors bear.
(4)The Lipper Large Cap Growth Fund Index measures the composite performance of the 30 largest "large cap growth" mutual funds, as categorized by Lipper Analytical Services, Inc. The Lipper Large Cap Growth Fund Index performance is presented net of the funds' fees and expenses and assumes reinvestment of all distributions. However, applicable sales charges are not taken into consideration.

SCHEDULE OF INVESTMENTS (unaudited)     American Eagle Capital Appreciation Fund
                                                                   June 30, 2002

COMMON STOCKS
Industry Description and Issue                 Number of Shares                Cost     Market Value(a)
------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (11.2%)
------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                         6,900          $  412,109         $288,972
   Genentech, Inc. (b)                                    4,100             166,473          137,350
   Kos Pharmaceuticals, Inc. (b)                         10,400             236,410          211,640
                                                                         -----------------------------
                                                                            814,992          637,962
                                                                         -----------------------------
CABLE (2.2%)
------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. - Class A (b)            30,600             287,991          124,848
                                                                         -----------------------------
                                                                            287,991          124,848
                                                                         -----------------------------
COMPUTER HARDWARE (5.8%)
------------------------------------------------------------------------------------------------------
   Intel Corporation                                     11,900             357,178          217,413
   Sun Microsystems, Inc. (b)                            22,800             223,168          114,228
                                                                         -----------------------------
                                                                            580,346          331,641
                                                                         -----------------------------
OMPUTER SERVICES/SOFTWARE (14.4%)
------------------------------------------------------------------------------------------------------
   Adobe Systems Inc.                                     4,700             185,180          133,950
   Intuit Inc. (b)                                        7,300             274,616          362,956
   I2 Technologies, Inc. (b)                             25,000              73,980           37,000
   Microsoft Corporation (b)                              3,400             196,560          185,980
   Oracle Corp. (b)                                      10,500             112,727           99,435
   Plumtree Software, Inc. (b)                              200               1,700              996
                                                                         -----------------------------
                                                                            844,763          820,317
                                                                         -----------------------------
INTERACTIVE MEDIA (10.5%)
------------------------------------------------------------------------------------------------------
   Adelphia Communications Corp. - Class A (b)           86,400             387,915           13,824
   Comcast Corp. - Special Class A (b)                    4,800             164,796          114,432
   Concurrent Computer Corporation (b)                   11,900              75,376           55,335
   EchoStar Communications Corporation - A (b)            9,700             358,900          180,032
   General Motors Corporation - Class H (b)              22,600             543,602          235,040
                                                                         -----------------------------
                                                                          1,530,589          598,663
                                                                         -----------------------------
MEDICAL DEVICES/DRUGS (16.5%)
------------------------------------------------------------------------------------------------------
   Align Technology, Inc. (b)                            36,600             173,905          147,900
   Allergan, Inc.                                         4,900             313,920          327,075
   Aksys Ltd. (b)                                        35,700             301,909          246,330
   McKesson Corp.                                         1,600              63,253           52,320
   Pharmacia Corporation                                  4,400             181,019          164,780
                                                                         -----------------------------
                                                                          1,034,006          938,405
                                                                         -----------------------------
MISCELLANEOUS (5.6%)
------------------------------------------------------------------------------------------------------
   Integrated Defense Technologies, Inc. (b)              7,600             194,681          223,668
   Weight Watchers International, Inc. (b)                2,100              72,686           91,224
                                                                         -----------------------------
                                                                            267,367          314,892
                                                                         -----------------------------
RESTAURANTS (6.8%)
------------------------------------------------------------------------------------------------------
   Famous Dave's of America, Inc. (b)(d)                 49,000             317,850          384,650
                                                                         -----------------------------
                                                                            317,850          384,650
                                                                         -----------------------------
RETAIL (1.5%)
------------------------------------------------------------------------------------------------------
   Barnes & Noble, Inc. (b)                               3,100             100,054           81,933
                                                                         -----------------------------
                                                                            100,054           81,933
                                                                         -----------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.5%)
------------------------------------------------------------------------------------------------------
   AT&T Wireless Services Inc. (b)                       44,000             660,757          257,400
                                                                         -----------------------------
                                                                            660,757          257,400
                                                                         -----------------------------

See notes to schedule of investments.                                          3

                                        American Eagle Capital Appreciation Fund
                                                                   June 30, 2002
SCHEDULE OF INVESTMENTS (unaudited) (continued)

COMMON STOCKS
Industry Description and Issue                 Number of Shares                Cost     Market Value(a)
------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (12.8%)
------------------------------------------------------------------------------------------------------
   AOL Time Warner Inc. (b)                               8,600          $  178,398        $  126,506
   Nextel Communications, Inc. - Class A (b)             55,300             332,653           177,513
   Openwave Systems Inc. (b)                             10,000              60,891            56,100
   Qwest Communications International Inc. (b)           37,400             319,770           104,720
   Sprint Corp. (PCS Group) (b)                          16,000             175,404            71,520
   XM Satellite Radio Holdings Inc. (b)                  25,900             409,379           187,775
                                                                         ----------------------------
                                                                          1,476,495           724,134
                                                                         ----------------------------
TOTAL COMMON STOCKS (91.8%)                                               7,915,210         5,214,845
                                                                         ============================





4                                          See notes to schedule of investments.

                                        American Eagle Capital Appreciation Fund
                                                                   June 30, 2002
SCHEDULE OF INVESTMENTS (unaudited) (concluded)

CONVERTIBLE BONDS
Industry Description and Issue                               Principal Amount                  Cost    Market Value(a)
----------------------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (4.1%)
----------------------------------------------------------------------------------------------------------------------
   Nextel Communications, 6.000%, due 06/01/2011,
   convertible into Nextel Communications common stock          $    497,000          $    489,914        $    230,484
                                                                                      --------------------------------
TOTAL CONVERTIBLE BONDS (4.1%)                                                             489,914             230,484
                                                                                      --------------------------------
   Total investments in securities (95.9%)                                            $  8,405,124(c)        5,445,329
                                                                                      ============
   Other assets in excess of liabilities (4.1%)                                                                235,521
                                                                                                          ------------
NET ASSETS (100.0%)                                                                                       $  5,680,850
                                                                                                          ============

Notes to Schedule of Investments:

Percentage of investments as shown is the ratio of the total market value to total net assets.

(a)Securities are valued by procedures described in note 2 to the financial statements.

(b)Presently non-income producing.

(c)Cost for federal income tax purposes at June 30, 2002, was $8,405,124. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

-----------------------------------------------
Gross unrealized appreciation      $    223,454
Gross unrealized depreciation        (3,183,249)
                                   ------------
Net unrealized depreciation        $ (2,959,795)
-----------------------------------------------

(d)Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of American Eagle Capital Appreciation Fund as defined in the Investment Company Act of 1940 at or during the period ended June 30, 2002.

     The activity for investments in Common Stocks of Affiliates is as follows:

                           BEGINNING   PURCHASE    SALES      ENDING    DIVIDEND
DESCRIPTION                  COST        COST       COST       COST      INCOME
--------------------------------------------------------------------------------
Famous Dave's of America  $  332,200    $ --    $   14,350   $317,850    $ --
Immersion Corporation      1,095,950      --     1,095,950         --      --
--------------------------------------------------------------------------------
Total                     $1,428,150    $ --    $1,110,300   $317,850    $ --
--------------------------------------------------------------------------------

(e) Short futures contracts entered into as of June 30, 2002:

                                      MARKET         UNREALIZED
 CONTRACTS         ISSUE              VALUE         DEPRECIATION
----------------------------------------------------------------
  19        NASDAQ 100 - Sep 2002    $2,002,600      $ (43,450)
   5        S&P 500 - Sep 2002        1,237,625        (15,254)
----------------------------------------------------------------
  24                                 $3,240,225      $ (58,704)
================================================================





See notes to the financial statements.                                         5

                                                      American Eagle Twenty Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2002

COMMON STOCKS
Industry Description and Issue                       Number of Shares                Cost    Market Value(a)
------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (4.6%)
------------------------------------------------------------------------------------------------------------
   Genentech, Inc. (b)                                          3,000          $  123,191        $  100,500
   Immunex Corporation (b)                                      4,200             163,012            93,828
                                                                               ----------------------------
                                                                                  286,203           194,328
                                                                               ----------------------------
CABLE (2.2%)
------------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. - Class A (b)                  22,900             198,999            93,432
                                                                               ----------------------------
                                                                                  198,999            93,432
                                                                               ----------------------------
COMPUTER HARDWARE (9.8%)
------------------------------------------------------------------------------------------------------------
   AOL Time Warner Inc. (b)                                     7,600             157,177           111,796
   Intel Corp.                                                  9,000             269,624           164,430
   XM Satellite Radio Holdings (b)                             19,100             211,940           138,475
                                                                               ----------------------------
                                                                                  638,741           414,701
                                                                               ----------------------------
COMPUTER SERVICES/SOFTWARE (11.5% )
------------------------------------------------------------------------------------------------------------
   Intuit Inc. (b)                                              5,500             192,232           273,460
   Microsoft Corporation (b)                                    2,500             144,325           136,750
   Oracle Corp. (b)                                             7,800              83,680            73,866
   Plumtree Software, Inc. (b)                                    200               1,700               996
                                                                               ----------------------------
                                                                                  421,937           485,072
                                                                               ----------------------------
INTERACTIVE MEDIA (10.0%)
------------------------------------------------------------------------------------------------------------
   Adelphia Communications Corp. - Class A (b)                 62,200             249,768             9,952
   Comcast Corporation - Special Class A (b)                    3,400             116,582            81,056
   EchoStar Communications Corporation - Class A (b)            9,000             333,252           167,040
   General Motors Corporation - Class H (b)                    15,900             382,446           165,360
                                                                               ----------------------------
                                                                                1,082,048           423,408
                                                                               ----------------------------
MEDICAL DEVICES/DRUGS (8.1%)
------------------------------------------------------------------------------------------------------------
   Allergan, Inc.                                               3,500             224,536           233,625
   Pharmacia Corporation                                        2,900             127,293           108,605
                                                                               ----------------------------
                                                                                  351,829           342,230
                                                                               ----------------------------
RESTAURANTS (6.8%)
------------------------------------------------------------------------------------------------------------
   Famous Dave's of America, Inc. (b)(d)                       36,600             146,113           287,310
                                                                               ----------------------------
                                                                                  146,113           287,310
                                                                               ----------------------------
RETAIL (4.7%)
------------------------------------------------------------------------------------------------------------
   Barnes & Noble, Inc. (b)                                     2,200              70,984            58,146
   Wal-Mart Stores, Inc.                                        2,500             128,164           137,525
                                                                               ----------------------------
                                                                                  199,148           195,671
                                                                               ----------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.4%)
------------------------------------------------------------------------------------------------------------
   AT&T Wireless Services Inc. (b)                             31,600             549,503           184,860
                                                                               ----------------------------
                                                                                  549,503           184,860
                                                                               ----------------------------
TOTAL COMMON STOCKS (62.1%)                                                     3,874,521         2,621,012
                                                                               ============================



6                                          See notes to schedule of investments.

                                                      American Eagle Twenty Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded)                    June 30, 2002

CONVERTIBLE BONDS
Industry Description and Issue                       Number of Shares                Cost    Market Value(a)
------------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (3.6%)
------------------------------------------------------------------------------------------------------------
   Nextel Communications, 6.000%, due 06/01/2011,
   convertible into Nextel Communications common stock       $325,000        $    317,625        $  150,719
                                                                             ------------------------------
TOTAL CONVERTIBLE BONDS (3.6%)                                                    317,625           150,719
                                                                             ==============================


SHORT-TERM SECURITIES
REPURCHASE AGREEMENT (19.0%)
------------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 1.35%
   purchased on 6/28/02 and due on 7/1/02.                    800,000             800,000           800,000
                                                                                ---------        ----------
TOTAL SHORT-TERM SECURITIES (19.0%)                                               800,000           800,000
                                                                             ------------        ----------
   Total investment in securities (84.7%)                                    $  4,992,146(c)      3,571,731
                                                                             ============
   Other assets in excess of other liabilities (15.3%)                                              644,223
                                                                                                 ----------
NET ASSETS (100.0%)                                                                              $4,215,954
                                                                                                 ==========

Notes to Schedule of Investments:

Percentage of investments as shown is the ratio of the total market value to total net assets.

(a)Securities are valued by procedures described in note 2 to the financial statements.

(b)Presently non-income producing.

(c)Cost for federal income tax purposes at June 30, 2002, was $4,992,146. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

-----------------------------------------------
Gross unrealized appreciation      $    243,403
Gross unrealized depreciation        (1,663,818)
                                   ------------
Net unrealized depreciation        $ (1,420,415)
-----------------------------------------------
TABLE>

(d)Investment represents five percent or more of the outstanding voting securities of the issuer, and is or was an affiliate of American Eagle Twenty Fund as defined in the Investment Company Act of 1940 at or during the period ended June 30, 2002.

     The activity for investments in Common Stocks of Affiliates is as follows:

                          BEGINNING   PURCHASE    SALES      ENDING    DIVIDEND
DESCRIPTION                 COST        COST       COST       COST      INCOME
--------------------------------------------------------------------------------
Famous Dave's of America  $318,419      $ --     $172,306    $146,113      $ --
Immersion Corporation      582,325        --      582,325          --        --
--------------------------------------------------------------------------------
Total                     $900,744      $ --     $754,631    $146,113      $ --
--------------------------------------------------------------------------------

(e) Short futures contracts entered into as of June 30, 2002:

                                                     UNREALIZED
 CONTRACTS           ISSUE           MARKET VALUE   DEPRECIATION
----------------------------------------------------------------
     10     NASDAQ 100 - Sep 2002     $1,054,000     $ (23,304)
      2     S&P 500 - Sep 2002           495,050        (3,273)
----------------------------------------------------------------
     12                               $1,549,050     $ (26,577)
================================================================



See notes to the financial statements.                                         7

                                            American Eagle Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited)                                June 30, 2002

COMMON STOCKS
Industry Description and Issue                  Number of Shares               Cost    Market Value(a)
------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY (7.5%)
------------------------------------------------------------------------------------------------------
   Amgen Inc. (b)                                         7,300          $  421,563        $  305,724
   Genentech, Inc. (b)                                    4,200             167,006           140,700
                                                                         ----------------------------
                                                                            588,569           446,424
                                                                         ----------------------------
CABLE (2.2%)
------------------------------------------------------------------------------------------------------
   Charter Communications, Inc. - Class A (b)            32,500             271,375           132,600
                                                                         ----------------------------
                                                                            271,375           132,600
                                                                         ----------------------------
COMPUTER HARDWARE (5.4%)
------------------------------------------------------------------------------------------------------
   Intel Corporation                                     11,900             356,704           217,413
   Sun Microsystems, Inc. (b)                            21,800             186,275           109,218
                                                                         ----------------------------
                                                                            542,979           326,631
                                                                         ----------------------------
COMPUTER SERVICES/SOFTWARE (10.9%)
------------------------------------------------------------------------------------------------------
   Intuit Inc. (b)                                        7,200             266,859           357,984
   Microsoft Corporation (b)                              3,500             203,137           191,450
   Oracle Corp. (b)                                      10,800             115,872           102,276
   Plumtree Software, Inc. (b)                              200               1,700               996
                                                                         ----------------------------
                                                                            587,568           652,706
                                                                         ----------------------------
INTERACTIVE MEDIA (5.6%)
------------------------------------------------------------------------------------------------------
   Adelphia Communications Corp. - Class A (b)           89,200             390,830            14,272
   Comcast Corporation - Special Class A (b)              4,400             149,291           104,896
   General Motors Corporation - Class H (b)              20,700             421,792           215,280
                                                                         ----------------------------
                                                                            961,913           334,448
                                                                         ----------------------------
MEDICAL DEVICES/DRUGS (10.9%)
------------------------------------------------------------------------------------------------------
   Allergan, Inc.                                         5,000             321,257           333,750
   McKesson Corp.                                         1,600              63,253            52,320
   Pfizer Inc.                                            3,900             143,176           136,500
   Pharmacia Corporation                                  3,400             154,749           127,330
                                                                         ----------------------------
                                                                            682,435           649,900
                                                                         ----------------------------
MISCELLANEOUS (3.5%)
------------------------------------------------------------------------------------------------------
   Concord EFS, Inc. (b)                                  3,700             102,392           111,518
   Weight Watchers International, Inc. (b)                2,200              76,147            95,568
                                                                         ----------------------------
                                                                            178,539           207,086
                                                                         ----------------------------
RETAIL(7.8%)
------------------------------------------------------------------------------------------------------
   Best Buy Co., Inc. (b)                                 2,100             101,556            76,230
   The Home Depot, Inc. (b)                               5,400             216,317           198,342
   Wal-Mart Stores, Inc.                                  3,500             178,974           192,535
                                                                         ----------------------------
                                                                            496,847           467,107
                                                                         ----------------------------
TELECOMMUNICATIONS INFRASTRUCTURE (4.2%)
------------------------------------------------------------------------------------------------------
   AT&T Wireless Services Inc. (b)                       43,100             773,667           252,135
                                                                         ----------------------------
                                                                            773,667           252,135
                                                                         ----------------------------
WIRELESS/TELECOMMUNICATION SERVICES (6.4%)
------------------------------------------------------------------------------------------------------
   AOL Time Warner Inc. (b)                               8,300             168,564           122,093
   Nextel Communications, Inc. - Class A (b)             48,300             226,624           155,043
   Qwest Communications International Inc. (b)           37,600             321,480           105,280
                                                                         ----------------------------
                                                                            716,668           382,416
                                                                         ----------------------------
TOTAL COMMON STOCKS (64.4%)                                               5,800,560         3,851,453
                                                                         ============================



8                                          See notes to schedule of investments.

                                            American Eagle Large-Cap Growth Fund
SCHEDULE OF INVESTMENTS (unaudited) (concluded                     June 30, 2002

CONVERTIBLE BONDS
Industry Description and Issue                       Number of Shares                Cost   Market Value(a)
-----------------------------------------------------------------------------------------------------------
WIRELESS/TELECOMMUNICATION SERVICES (4.8%)
-----------------------------------------------------------------------------------------------------------
   Nextel Communications, 6.000%, due 06/01/2011,
   convertible into Nextel Communications common stock     $  616,000          $  535,723        $  285,670
                                                                               ----------------------------
TOTAL CONVERTIBLE BONDS (4.8%)                                                    535,723           285,670
                                                                               ============================
SHORT-TERM SECURITIES
REPURCHASE AGREEMENT (20.0%)
-----------------------------------------------------------------------------------------------------------
   Repurchase agreement with U.S. Bank, N.A. 1.35%
   acquired on 6/28/02 and due 7/1/02.                      1,200,000           1,200,000         1,200,000
                                                                               ----------------------------
TOTAL SHORT-TERM SECURITIES (20.0%)                                             1,200,000         1,200,000
                                                                               ----------------------------
   Total investments in securities (89.2%)                                     $7,536,283(c)      5,337,123
                                                                               ==========
   Other assets in excess of liabilities (10.8%)                                                    649,401
                                                                                                 ----------
NET ASSETS (100.0%)                                                                              $5,986,524
                                                                                                 ==========

Notes to Schedule of Investments:

Percentage of investments as shown is the ratio of the total market value to total net assets.

(a)Securities are valued by procedures described in note 2 to the financial statements.

(b)Presently non-income producing.

(c)Cost for federal income tax purposes at June 30, 2002, was $7,536,283. The aggregate gross unrealized appreciation and depreciation of investments in securities based on this cost were:

-----------------------------------------------
Gross unrealized appreciation      $    150,588
Gross unrealized depreciation        (2,349,748)
                                   ------------
Net unrealized depreciation        $ (2,199,160)
-----------------------------------------------

(d)Short futures contracts entered into as of June 30, 2002:

                                                     UNREALIZED
CONTRACTS           ISSUE           MARKET VALUE   DEPRECIATION
---------------------------------------------------------------
     15     NASDAQ 100 - Sep 2002     $1,581,000     $ (34,057)
      4     S&P 500 - Sep 2002           990,100       (13,618)
---------------------------------------------------------------
     19                               $2,571,100     $ (47,675)
==============================================================



See notes to the financial statements.                                         9

FINANCIAL STATEMENTS (unaudited)                                   June 30, 2002

STATEMENTS OF ASSETS AND LIABILITIES

                                                                     American Eagle        American Eagle      American Eagle
                                                                  Capital Appreciation         Twenty         Large-Cap Growth
                                                                          Fund                  Fund                Fund
------------------------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------------------------
   Investment in securities of unaffiliated issuers,
    at market value including repurchase agreements of
    $0, $800,000 and $1,200,000, respectively (identified
    cost: $8,087,274, $4,846,033 and $7,536,283, respectively)        $  5,060,679          $  3,284,421       $  5,337,123
   Investment in securities of affiliated issuers, at market
    value (identified cost: $317,850, $146,113 and $0,
    respectively)                                                          384,650               287,310                 --
   Cash                                                                    307,730               405,799            714,957
   Receivable for securities sold                                          195,282               265,777            160,507
   Receivable from brokers for proceeds on securities
    sold short                                                              12,073                 1,669              1,741
   Dividends and interest receivable                                         2,640                 1,903              3,574
   Prepaid expenses and other assets                                         9,628                 8,883              9,102
                                                                      -----------------------------------------------------
    Total Assets                                                         5,972,682             4,255,762          6,227,004
                                                                      -----------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------------------------
   Payable for securities purchased                                         25,831                13,077            209,301
   Loans payable                                                           236,000                    --                 --
   Payable to Adviser                                                        6,667                 4,920              7,076
   Interest payable                                                            870                    --                  2
   Accrued expenses and other liabilities                                   22,464                21,811             24,101
                                                                      -----------------------------------------------------
    Total Liabilities                                                      291,832                39,808            240,480
   Net assets applicable to outstanding capital stock                 $  5,680,850          $  4,215,954       $  5,986,524
                                                                      =====================================================
NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------------------------------
   Capital stock (par value $.01 per share -- authorized
    10 billion shares; outstanding; 1,337,906, 805,948 and
    944,530 shares, respectively)                                     $ 15,662,020          $  9,040,461       $ 10,049,302
   Accumulated net investment loss                                         (84,495)              (74,161)           (66,316)
   Accumulated net realized gain (loss) on investments                  (6,878,176)           (3,303,354)        (1,749,627)
   Net unrealized appreciation (depreciation) on:
     Investments                                                        (2,959,795)           (1,420,415)        (2,199,160)
     Written options                                                            --                    --                 --
     Futures contracts                                                     (58,704)              (26,577)           (47,675)
                                                                      -----------------------------------------------------
    Total, representing net assets applicable to
      outstanding capital stock                                       $  5,680,850          $  4,215,954       $  5,986,524
                                                                      =====================================================
   Net Asset Value, Redemption Price and Offering
    Price Per Share                                                   $       4.25          $       5.23       $       6.34
                                                                      =====================================================



--------------------------------------------------------------------------------

10                                        See notes to the financial statements.

FINANCIAL STATEMENTS (unaudited) (continued)      Six months ended June 30, 2002

STATEMENTS OF OPERATIONS

                                                                   American Eagle        American Eagle      American Eagle
                                                                Capital Appreciation         Twenty         Large-Cap Growth
                                                                        Fund                  Fund                Fund
----------------------------------------------------------------------------------------------------------------------------
INCOME
----------------------------------------------------------------------------------------------------------------------------
   Interest                                                         $     36,834          $     27,274       $     44,587
   Dividends                                                              10,356                 7,104             15,083
                                                                    -----------------------------------------------------
                                                                          47,190                34,378             59,670
                                                                    -----------------------------------------------------
EXPENSES (NOTE 4)
----------------------------------------------------------------------------------------------------------------------------
   Investment adviser fee                                                 59,336                42,943             58,571
   Registration fees                                                       8,213                 8,928              5,941
   Administration fees                                                    15,032                15,032             15,032
   Fund accounting fees                                                   15,480                15,480             15,480
   Audit fees                                                              5,449                 4,603              5,363
   Legal fees                                                              1,774                 1,249              3,268
   Transfer agent fees and expenses                                        7,059                 6,801              6,982
   Custodian fees                                                          5,145                 4,833              4,543
   Reports to shareholders                                                 2,507                 1,706              2,919
   Directors' fees                                                         3,190                 2,199              2,932
   Other                                                                   5,041                 4,765              4,955
                                                                    -----------------------------------------------------
    Total expenses before interest expense                               128,226               108,539            125,986
   Interest expense                                                        3,459                    --                 --
                                                                    -----------------------------------------------------
    Total expenses after interest expense                                131,685               108,539            125,986
                                                                    -----------------------------------------------------
   Net investment loss                                              $    (84,495)         $    (74,161)      $    (66,316)
                                                                    -----------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss) on:
    Long transactions (including gain (loss)
      on sale of affiliated issuers of ($902,507),
      ($327,903) and $0, respectively)                                (2,391,688)           (1,210,863)        (1,065,595)
    Short sale transactions                                             (111,229)                4,067            (19,581)
    Written options transactions                                              --                    --                 --
    Futures contracts closed                                             259,288               123,538             44,577
                                                                    -----------------------------------------------------
    Net realized gain (loss)                                          (2,243,629)           (1,083,258)        (1,040,599)
                                                                    -----------------------------------------------------
   Change in unrealized appreciation (depreciation) on:
    Long transactions (including appreciation due to
      investments in affiliated issuers of $677,209,
      $235,555 and $0, respectively)                                  (1,861,215)             (664,521)        (1,681,927)
    Short sale transactions                                               16,225                    --
    Written options transactions                                              --                    --                 --
    Futures contracts                                                    (58,704)              (26,577)             7,900
                                                                    -----------------------------------------------------
    Net unrealized gain (loss)                                        (1,903,694)             (691,098)        (1,674,027)
                                                                    -----------------------------------------------------
   Net realized and unrealized gain (loss) on investments             (4,147,323)           (1,774,356)        (2,714,626)
                                                                    -----------------------------------------------------
   Net decrease in net assets resulting from operations             $ (4,231,818)         $ (1,848,517)      $ (2,780,942)
                                                                    =====================================================



--------------------------------------------------------------------------------

See notes to the financial statements.                                        11

FINANCIAL STATEMENTS (continued)                                   June 30, 2002

STATEMENTS OF CHANGES IN NET ASSETS

                                                            American Eagle Capital Appreciation
                                                                            Fund
                                                            ----------------------------------
                                                            Six Months Ended
                                                                6/30/02           Year Ended
                                                              (unaudited)          12/31/01
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
   Net investment loss                                        $    (84,495)      $   (215,786)
   Net realized loss on investment transactions                 (2,243,629)        (4,179,918)
   Net change in unrealized appreciation (depreciation)         (1,903,694)         1,037,116
                                                              -------------------------------
   Net decrease in net assets resulting from operations         (4,231,818)        (3,358,588)
                                                              -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
   From net realized gains                                              --         (1,547,176)
                                                              -------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                   182,502          7,282,534
   Distributions reinvested                                             --          1,545,132
   Cost of shares redeemed                                      (2,268,673)        (4,967,332)
                                                              -------------------------------
   Net increase (decrease) in net assets resulting from
    capital share transactions                                  (2,086,171)         3,860,334
                                                              -------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
   Total decrease in net assets                                 (6,317,989)        (1,045,430)
   Net assets at beginning of period                            11,998,839         13,044,269
                                                              -------------------------------
   Net assets at end of period                                $  5,680,850       $ 11,998,839
                                                              ===============================
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------
   Shares sold                                                      28,080            718,891
   Shares issued for dividends reinvested                               --            224,257
   Shares redeemed                                                (392,877)          (572,553)
                                                              -------------------------------
   Net increase (decrease) in shares outstanding                  (364,797)           370,595
                                                              ===============================



--------------------------------------------------------------------------------

12                                        See notes to the financial statements.

FINANCIAL STATEMENTS (continued)                                   June 30, 2002

STATEMENTS OF CHANGES IN NET ASSETS

                                                                American Eagle Twenty Fund
                                                            ----------------------------------
                                                            Six Months Ended
                                                                6/30/02           Year Ended
                                                              (unaudited)          12/31/01
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
   Net investment loss                                        $    (74,161)      $   (197,157)
   Net realized loss on investment transactions                 (1,083,258)        (2,089,439)
   Net change in unrealized appreciation (depreciation)           (691,098)           799,703
                                                              -------------------------------
   Net decrease in net assets resulting from operations         (1,848,517)        (1,486,893)
                                                              -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
   From net realized gains                                              --           (761,292)
                                                              -------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                    49,715          2,446,279
   Distributions reinvested                                             --            760,826
   Cost of shares redeemed                                      (2,227,226)          (668,251)
                                                              -------------------------------
   Net increase (decrease) in net assets resulting from
    capital share transactions                                  (2,177,511)         2,538,854
                                                              -------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                      (4,026,028)           290,669
   Net assets at beginning of period                             8,241,982          7,951,313
                                                              -------------------------------
   Net assets at end of period                                $  4,215,954       $  8,241,982
                                                              ===============================
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------
   Shares sold                                                       7,106            277,229
   Shares issued for dividends reinvested                               --            108,534
   Shares redeemed                                                (350,249)           (86,630)
                                                              -------------------------------
   Net increase (decrease) in shares outstanding                  (343,143)           299,133
                                                              ===============================



--------------------------------------------------------------------------------

See notes to the financial statements.                                        13

FINANCIAL STATEMENTS (continued)                                   June 30, 2002

STATEMENTS OF CHANGES IN NET ASSETS

                                                             American Eagle Large-Cap Growth
                                                                            Fund
                                                            ----------------------------------
                                                            Six Months Ended
                                                                6/30/02           Year Ended
                                                              (unaudited)          12/31/01
----------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------
   Net investment loss                                        $    (66,316)      $   (188,049)
   Net realized loss on investment transactions                 (1,040,599)          (709,028)
   Net change in unrealized depreciation                        (1,674,027)          (572,808)
                                                              -------------------------------
   Net decrease in net assets resulting from operations         (2,780,942)        (1,469,885)
                                                              -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
   From net realized gains                                              --                 --
                                                              -------------------------------
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------
   Net proceeds from shares sold                                    61,970         12,793,437
   Distributions reinvested                                             --                 --
   Cost of shares redeemed                                      (2,081,780)          (536,286)
                                                              -------------------------------
   Net increase (decrease) in net assets resulting from
    capital share transactions                                  (2,019,810)        12,257,151
                                                              -------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                      (4,800,752)        10,787,266
   Net assets at beginning of period                            10,787,276                 10
                                                              -------------------------------
   Net assets at end of period                                $  5,986,524       $ 10,787,276
                                                              ===============================
CAPITAL SHARE TRANSACTIONS
----------------------------------------------------------------------------------------------
   Shares sold                                                       7,202          1,262,972
   Shares issued for dividends reinvested                               --                 --
   Shares redeemed                                                (259,809)           (65,836)
                                                              -------------------------------
   Net increase (decrease) in shares outstanding                  (252,607)         1,197,136
                                                              ===============================



--------------------------------------------------------------------------------

14                                        See notes to the financial statements.

FINANCIAL STATEMENTS (unaudited) (concluded)

                                                  Six months ended June 30, 2002

STATEMENTS OF CASH FLOWS



                                                           American Eagle           American Eagle        American Eagle
                                                     Capital Appreciation Fund       Twenty Fund      Large-Cap Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
CASH PROVIDED (USED) BY FINANCING ACTIVITIES:
---------------------------------------------------------------------------------------------------------------------------------
   Sales of capital shares                                    $     182,502        $    49,715            $    61,970
   Repurchases of capital shares                                 (2,268,673)        (2,227,226)            (2,081,780)
   Distributions paid in cash                                            --                 --                     --
   Net change in receivables/payables related to
    capital share transactions                                      (76,550)           (67,078)                    --
                                                              -------------        -----------            -----------
   Cash provided by capital share transactions                   (2,162,721)        (2,244,589)            (2,019,810)
   Net borrowings                                                   236,000                 --                     --
                                                              -------------        -----------            -----------
   Total cash used by financing activities:                   $  (1,926,721)       $(2,244,589)           $(2,019,810)
                                                              -------------        -----------            -----------
CASH PROVIDED (USED) BY OPERATIONS:
---------------------------------------------------------------------------------------------------------------------------------
   Purchases of investments                                     (11,490,201)        (4,098,943)            (7,273,143)
   Proceeds from sales of investments                            13,715,239          6,410,739              9,392,442
   Change in short-term investments                                 104,152            264,164                586,936
                                                              -------------        -----------            -----------
                                                                  2,329,190          2,575,960              2,706,235
                                                              -------------        -----------            -----------
   Net investment loss                                              (84,495)           (74,161)               (66,316)
   Net change in receivables/payables related to
    operations                                                      (10,537)           148,112                (70,769)
                                                              -------------        -----------            -----------
                                                                    (95,032)            73,951               (137,085)
                                                              -------------        -----------            -----------
   Total cash provided by operations:                             2,234,158          2,649,911              2,569,150
                                                              -------------        -----------            -----------
   Net increase in cash                                             307,437            405,322                549,340
   Cash, beginning of period                                            293                477                165,617
                                                              -------------        -----------            -----------
   Cash, end of period                                        $     307,730        $   405,799            $   714,957
                                                              =============        ===========            ===========
   Supplemental information:
    Cash paid for interest                                    $       2,630        $        --            $        --



--------------------------------------------------------------------------------

See notes to the financial statements.                                        15

NOTES TO FINANCIAL STATEMENTS (unaudited)                          June 30, 2002


1. ORGANIZATION

American Eagle Capital Appreciation Fund ("Capital Appreciation Fund"), American Eagle Twenty Fund ("Twenty Fund") and American Eagle Large-Cap Growth Fund ("Large-Cap Growth Fund") (each, a "Fund" or collectively, the "Funds") are separate non-diversified investment portfolios and series of capital stock of American Eagle Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Capital Appreciation Fund and Twenty Fund commenced operations on December 30, 1999. The Large-Cap Growth Fund commenced operations on December 29, 2000. Jundt Associates, Inc. serves as the investment adviser (the "Adviser") and is responsible for managing the Funds' portfolio of securities.


The investment objective and strategy of each Fund is as follows:

o Capital Appreciation Fund's objective is capital appreciation. The Fund will maintain a core portfolio of approximately 30 to 50 stocks of primarily American growth companies, without regard to their size. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that the market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

o Twenty Fund's objective is capital appreciation. The Fund will maintain a more concentrated portfolio of approximately, but not less than, 20 stocks of primarily American growth companies, without regard to their size. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.

o Large-Cap Growth Fund's objective is capital appreciation. The Fund will maintain a core portfolio of approximately 30 to 50 stocks of primarily large American growth companies. These include companies that comprise the Russell 1000 Growth Index (which currently have market capitalizations which average approximately $13 billion and range from approximately $1.4 billion up). However, the Fund may also invest in companies with market capitalizations that fall outside this range. The Fund may enter into options and futures transactions to attempt to protect against adverse market price changes when the Fund's investment adviser believes that market conditions make it advisable to do so. In addition, the Fund may employ leverage, sell securities short and buy and sell futures and options contracts on an opportunistic basis to attempt to generate additional investment returns.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The significant accounting policies followed by the Funds are as follows:

ORGANIZATION AND PREPAID INITIAL REGISTRATION EXPENSES
Expenses incurred by the Company in connection with the organization and the initial public offering of shares of the Funds were expensed as incurred. These expenses were advanced by the Adviser and were subsequently reimbursed by the Funds. Prepaid initial registration expenses are deferred and amortized over twelve months commencing with operations.

INITIAL PUBLIC OFFERINGS
Each Fund may participate in the initial public offering (IPO) market, and a significant portion of the Funds' returns have been attributed to their investments in IPOs. Participation in IPOs may have a magnified performance impact on a Fund with a small asset base which typically diminishes as the Fund's assets grow. Further, IPOs may not be consistently available to a Fund for investing. The impact of IPOs on the Funds' performance likely will decrease as the Funds' asset size increases, which could reduce the Funds' total returns over time.

INVESTMENT IN SECURITIES
Investment in securities traded on U.S. securities exchanges or included in a national market system and open short sales transactions are valued at the last quoted sales price as of the close of business on the date of valuation or, lacking any sales, at the mean between the most recently quoted bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the most recently quoted bid and asked prices. Options and futures contracts are valued at market value or fair value if no market exists, except that open futures contracts sales are valued using the closing settlement price or, in the absence of such a price, the most recently quoted asked price. Other securities for which market quotations are not readily available are valued at fair value in good faith by or under the direction of the Board of Directors. Short-term securities with maturities of fewer than 60 days when acquired are valued at amortized cost, which approximates market value.

FEDERAL TAXES
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and also intend to distribute all of their investment company taxable income to shareholders.

Therefore, no income tax provision is required. In addition, on a calendar year basis, the Funds will make sufficient distributions of their net investment and realized gains, if any, to avoid the payment of any federal excise taxes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily due to wash sales and net operating losses. The character of distributions made during the period from net investment income or net realized gains, if any, may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of distributions, the period in which amounts are distributed may differ from the year the income or realized gains (losses) were recorded by the Funds.

REPURCHASE AGREEMENTS
The Funds may enter into repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Funds take possession of the underlying securities, mark to market such securities daily and, if necessary, receive additional securities to ensure that the contract is adequately collateralized.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2002

The Funds may transfer uninvested cash balances into a joint trading account managed by Jundt Associates, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

The Funds together with other investment management companies having investment advisory agreements with Jundt Associates, Inc., have an interest in a $22,690,000 joint repurchase agreement dated June 28, 2002 with U.S. Bank, N.A., 1.35% due July 1, 2002. This joint repurchase agreement is collateralized by $22,690,000 FHLMC, 6.00%, with a market value of $23,144,270, due May 1, 2006.

DERIVATIVE FINANCIAL INSTRUMENTS AND OTHER INVESTMENT STRATEGIES The Funds may engage in various portfolio strategies to attempt to hedge against changes in net asset value or to attempt to realize a greater current return.

OPTIONS TRANSACTIONS
For hedging purposes, the Funds may purchase and sell put and call options on its portfolio securities to protect against changes in market prices. Each Fund may also employ these techniques on an opportunistic basis to attempt to generate additional investment returns.

The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Funds write an option, the premium received by the Funds is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire unexercised are recorded by the Funds on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security purchased by the Funds. In writing an option, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds selling or buying a security at a price different from the current market price.

FINANCIAL FUTURES CONTRACTS
The Funds may buy and sell index futures contracts and related options for hedging purposes and to attempt to increase investment return. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract.

Options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder would assume the underlying futures position and would receive a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

SHORT SALE TRANSACTIONS
The Funds may seek to hedge investments or realize additional gains through short sales. Short selling obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and/or custodian, of cash and/or other liquid securities sufficient to cover its short position.

DISTRIBUTION TO SHAREHOLDERS
Distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or reinvested in additional shares of each Fund.

EXPENSES
Expenses directly attributable to each Fund are charged to that Fund's operations; expenses that are applicable to all of the Funds are allocated between the Funds on a pro rata basis.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)              June 30, 2002


3. INVESTMENT SECURITY TRANSACTIONS
For the period ended June 30, 2002, for Capital Appreciation Fund, Twenty Fund, and Large-Cap Growth Fund, the cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                   Cost of         Proceeds
                                  Purchases       from Sales
------------------------------------------------------------
Capital Appreciation Fund:
   Long-term investment
    transactions               $11,490,201      $13,715,239
   Short sale transactions     $ 3,198,344      $ 2,946,520
Twenty Fund:
   Long-term investment
    transactions               $ 4,098,943      $ 6,410,739
   Short sale transactions     $ 1,311,713      $ 1,315,780
Large-Cap Growth Fund:
   Long-term investment
    transactions               $ 7,273,143      $ 9,392,442
   Short sale transactions     $ 1,785,884      $ 1,766,303
------------------------------------------------------------


4. INVESTMENT ADVISORY AND ADMINISTRATION AGREEMENTS
Jundt Associates, Inc. is the investment adviser for the Funds. The Adviser is responsible for the management of each Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For its services, the investment adviser receives from each Fund a monthly fee at an annual rate of 1.3% of each Fund's average daily net assets.

U.S. Bancorp Fund Services, LLC serves as transfer agent, administrator and accounting services agent for the Funds. U.S. Bank, N.A. serves as custodian for the Funds.

The Funds have entered into distribution agreements with U.S. Growth Investments, Inc. (the "Distributor"), an affiliate of the Adviser. The Distributor serves as the principal underwriter of each Fund's shares.

In addition to the investment management fee, each Fund is responsible for paying most other operating expenses, including directors' fees and expenses; administration fees; custodian fees; registration fees; printing and shareholder reports; transfer agent fees and expenses; legal, auditing and accounting services; insurance; and other miscellaneous expenses.

For the six months ended June 30, 2002, legal fees of $1,774 for Capital Appreciation Fund, $1,249 for Twenty Fund and $3,268 for Large-Cap Growth Fund were incurred with a law firm of which the secretary of the Funds is a partner.


Certain officers and/or directors of each Fund are officers and/or directors of the Adviser and/or the Distributor.


Each of the directors of American Eagle Funds, Inc. is also a director of other fund companies managed by the Adviser. American Eagle Funds, Inc. and other fund companies managed by the Adviser have agreed to pay their pro rata share (based on the relative net assets of each fund company) of the fees payable to each director who is not an "interested person" of any fund company managed by the Adviser. In the aggregate, American Eagle Funds, Inc. and other fund companies managed by the Adviser have agreed to pay each such director a fee of $15,000 per year plus $1,500 for each meeting attended and to reimburse each such director for the expenses of attendance at such meetings. No compensation is paid to officers or directors who are "interested persons" of American Eagle Funds, Inc. and other fund companies managed by the Adviser.


5. BANK BORROWING
Capital Appreciation Fund, Twenty Fund and Large-Cap Growth Fund entered into a joint Line of Credit Agreement with U.S. Bank, N.A., for an amount not to exceed jointly the lesser of $9,000,000 or one-third of the Fund's total assets. For the six months ended June 30, 2002, Capital Appreciation Fund's average daily balance of loans outstanding was $144,823 at a weighted average interest rate of 4.75%. The maximum amount of loans outstanding at any time during the period was $706,000 or 8.58% of total assets. The loans were collateralized by certain Capital Appreciation Fund investments. Capital Appreciation Fund had a loan balance of $236,000 outstanding at June 30, 2002. Twenty Fund and Large-Cap Growth Fund had no loan activity during the six months ended June 30, 2002.

NOTES TO FINANCIAL STATEMENTS (continued)                          June 30, 2002


6. FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                         American Eagle Capital Appreciation Fund
                                                             ---------------------------------------------------------------
                                                              Six months ended                               For the Period
                                                                   6/30/02       Year ended   Year ended      12/30/99* -
                                                                 (unaudited)      12/31/01     12/31/00         12/31/99
                                                             ---------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                                            $     7.05        $   9.79     $ 10.00       $     10.00
                                                                ----------------------------------------------------------
OPERATIONS
 Net investment loss                                                 (0.05)          (0.14)      (0.25)               --
 Net realized and unrealized gains (losses) on investments           (2.75)          (1.57)       8.83                --
                                                                ----------------------------------------------------------
 Total from operations                                               (2.80)          (1.71)       8.58                --
                                                                ----------------------------------------------------------
DISTRIBUTIONS
 Distribution from net realized gains                                   --           (1.03)      (8.79)               --
                                                                ----------------------------------------------------------
NET ASSET VALUE
 End of period                                                  $     4.25        $   7.05     $  9.79       $     10.00
                                                                ==========================================================
Total return(1)                                                     (39.72%)        (17.17%)     84.67%             0.00%
Net assets at end of period (000s omitted)                      $    5,681        $ 11,999     $13,044       $        74

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net Expenses(2)                                                      2.81%(4)        2.42%       2.61%             6.96%(4)
 Gross Expenses(3)                                                    2.81%(4)        2.42%       2.61%           168.87%(4)
 Gross Expenses Including Interest Expense                            2.88%(4)        2.48%       2.63%              N/A

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
 Excluding interest expense, net of reimbursement                    (1.78%)(4)      (1.51%)     (1.54%)           (6.96%)(4)
 Excluding interest expense, before reimbursement                    (1.78%)(4)      (1.51%)     (1.54%)         (168.87%)(4)
 Including interest expense, before reimbursement                    (1.85%)(4)      (1.57%)     (1.56%)             N/A

Portfolio turnover rate                                                140%            392%        557%                0%

(1)Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.
(2)Excluding interest expense, net of reimbursement.
(3)Excluding interest expense, before reimbursement.
(4)Annualized.
*Commencement of operations.

NOTES TO FINANCIAL STATEMENTS (continued)                          June 30, 2002

Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                                American Eagle Twenty Fund
                                                             --------------------------------------------------------------
                                                              Six months ended                               For the Period
                                                                   6/30/02       Year ended   Year ended      12/30/99* -
                                                                 (unaudited)      12/31/01     12/31/00         12/31/99
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
 Beginning of period                                            $     7.17        $   9.35     $ 10.00       $     10.00
                                                                --------------------------------------------------------
OPERATIONS
 Net investment loss                                                 (0.07)          (0.18)      (0.33)               --
 Net realized and unrealized gains (losses) on investments           (1.87)          (1.27)       5.64                --
                                                                --------------------------------------------------------
 Total from operations                                               (1.94)          (1.45)       5.31                --
                                                                --------------------------------------------------------
DISTRIBUTIONS
 Distribution from net realized gains                                   --           (0.73)      (5.96)               --
                                                                --------------------------------------------------------
NET ASSET VALUE
 End of period                                                  $     5.23        $   7.17     $  9.35       $     10.00
                                                                ========================================================
Total return(1)                                                     (27.06%)        (15.47%)     49.66%             0.00%
Net assets at end of period (000s omitted)                      $    4,216        $  8,242     $ 7,951       $        74

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net Expenses(2)                                                      3.29%(4)        2.95%       2.93%             6.96%(4)
 Gross Expenses(3)                                                    3.29%(4)        2.95%       2.93%           168.87%(4)
 Gross Expenses Including Interest Expense                            3.29%(4)        3.01%       2.97%             N/A

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
 Excluding interest expense, net of reimbursement                    (2.25%)(4)      (2.22%)     (2.20%)           (6.96%)(4)
 Excluding interest expense, before reimbursement                    (2.25%)(4)      (2.22%)     (2.20%)         (168.87%)(4)
 Including interest expense, before reimbursement                    (2.25%)(4)      (2.28%)     (2.24%)            N/A

Portfolio turnover rate                                                 90%            212%        297%                0%

(1)Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.
(2)Excluding interest expense, net of reimbursement.
(3)Excluding interest expense, before reimbursement.
(4)Annualized.
*Commencement of operations.

NOTES TO FINANCIAL STATEMENTS (concluded)                          June 30, 2002


6. FINANCIAL HIGHLIGHTS (CONCLUDED)
Per share data for a share of capital stock outstanding throughout each period and selected supplemental and ratio information for each period indicated, calculated based on average shares outstanding, are as follows:

                                                                      American Eagle Large-Cap Growth Fund
                                                               ---------------------------------------------------
                                                                Six months ended                    For the Period
                                                                     6/30/02         Year ended      12/29/00* -
                                                                   (unaudited)        12/31/01         12/31/00
                                                               ---------------------------------------------------
NET ASSET VALUE
 Beginning of period                                              $     9.01          $ 10.00         $  10.00
                                                                  ---------------------------------------------
OPERATIONS
 Net investment loss                                                   (0.06)           (0.16)              --
 Net realized and unrealized gains (losses) on investments             (2.61)           (0.83)              --
                                                                  ---------------------------------------------
 Total from operations                                                 (2.67)           (0.99)              --
                                                                  ---------------------------------------------
NET ASSET VALUE
 End of period                                                    $     6.34          $  9.01         $  10.00
                                                                  =============================================
Total return(1)                                                       (29.63%)          (9.90%)           0.00%
Net assets at end of period (000s omitted)                        $    5,987          $10,787         $     --

RATIO OF EXPENSES TO AVERAGE NET ASSETS
 Net Expenses(2)                                                        2.80%(4)         2.74%             N/A
 Gross Expenses(3)                                                      2.80%(4)         2.74%             N/A
 Gross Expenses Including Interest Expense                              2.80%(4)         2.78%             N/A

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
 Excluding interest expense, net of reimbursement                      (1.47%)(4)       (1.72%)            N/A
 Excluding interest expense, before reimbursement                      (1.47%)(4)       (1.72%)            N/A
 Including interest expense, before reimbursement                      (1.47%)(4)       (1.76%)            N/A

Portfolio turnover rate                                                  120%             276%               0%

(1)Total investment return is based on the change in net asset value of a share during the period, and assumes reinvestment of distributions. Total investment returns for periods less than one full year are not annualized.
(2)Excluding interest expense, net of reimbursement.
(3)Excluding interest expense, before reimbursement.
(4)Annualized.
*Commencement of operations.

                              INVESTMENT ADVISER
                            Jundt Associates, Inc.
                            1550 Utica Avenue South
                                   Suite 950
                             Minneapolis, MN 55416


                                  DISTRIBUTOR
                         U.S. Growth Investments, Inc.
                            1550 Utica Avenue South
                                   Suite 935
                             Minneapolis, MN 55416


                                 ADMINISTRATOR
                        U.S. Bancorp Fund Services, LLC
                       615 E. Michigan Street, 3rd Floor
                              Milwaukee, WI 53202


                                TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                       615 E. Michigan Street, 3rd Floor
                              Milwaukee, WI 53202


                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, OH 45202


                             INDEPENDENT AUDITORS
                                   KPMG LLP
                            4200 Wells Fargo Center
                            90 South Seventh Street
                             Minneapolis, MN 55402


                                 LEGAL COUNSEL
                              Faegre & Benson LLP
                            2200 Wells Fargo Center
                            90 South Seventh Street
                             Minneapolis, MN 55402



FOR MORE INFORMATION CONCERNING EACH FUND (INCLUDING FEE, EXPENSES AND RISKS ASSOCIATED WITH AN INVESTMENT IN EACH FUND), CONTACT THE FUND AT 1-800-335-0333 OR YOUR INVESTMENT PROFESSIONAL FOR THE FUND'S CURRENT PROSPECTUS. PLEASE READ IT CAREFULLY BEFORE INVESTING. PAST PERFORMANCE SHOWN IN THIS REPORT SHOULD NOT BE CONSIDERED A REPRESENTATION OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE OF SHARES WILL FLUCTUATE SO, SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT MUST BE ACCOMPANIED OR PRECEDED BY THE FUNDS' CURRENT PROSPECTUS.

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE FUNDS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST BY CALLING 1-800-335-0333.